Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	69 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000221782
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Waycross Managed Risk Equity Fund
C000221781
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Waycross Focused Core Equity Fund
Without Sales Load [Member] | C000221782
Average Annual Return [Line Items]
Average Annual Return, Percent		3.13%	6.54%		8.72%
Without Sales Load [Member] | C000221781
Average Annual Return [Line Items]
Average Annual Return, Percent		8.19%	10.96%	14.09%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.38%	12.79%	15.33%
50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.99%	8.47%		9.03%